Note Payable - Schedule of Note Payable in the Aggregate of the Principal and Interest Calculated Over the Life of the Loan with a Corresponding Gain (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Note Payable - Schedule of Note Payable in the Aggregate of the Principal and Interest Calculated Over the Life of the Loan with a Corresponding Gain (Details) [Line Items]
Principal - Note Payable	$ 5,000,000
Interest payments - Note Payable	638,000
Undiscounted cashflow	5,638,000
Remaining value - Amended BTC Note	(12,116,000)
Difference	(6,478,000)
Legal fees incurred	230,000
Gain on debt restructuring	$ (6,248,000)